Subsequent Events (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 07, 2022	Jan. 07, 2022	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Exercised			91,910		2,180,168	5,318,139
Unexercised warrants					5,753,005	1,428,980	971,332
Proceeds from Warrant Exercises			$ 52,828	$ 0	$ 77,170	$ 0
Proceeds from other receivables					$ 5,300
Public Warrants [Member]
Subsequent Event [Line Items]
Exercised					7,177,885
Unexercised warrants					4,322,106	0
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises	$ 52,800	$ 47,500
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Exercised		4,126,466
Unexercised warrants	195,640	195,640
Outstanding public warrant redemption price	$ 0.01	$ 0.01